Document and Entity Information	Sep. 20, 2022
Cover [Abstract]
Entity Registrant Name	QuantumScape Corp
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A (this “Amendment”) amends the Current Report on Form 8-K of QuantumScape Corporation (the “Company”) filed with the U.S. Securities and Exchange Commission on September 26, 2022 (the “Original Form 8-K”). The Original Form 8-K reported the final voting results of the Company’s 2022 Annual Meeting of Stockholders held on September 20, 2022 (the “Annual Meeting”). The sole purpose of this Amendment is to disclose the Company’s decision regarding whether advisory votes on the compensation of the Company’s named executive officers required by Section 14A(a)(1) of the Securities Exchange Act of 1934 and Rule 14a-21(a) promulgated thereunder (the “Say-on-Pay Vote”) should be held every one, two or three years (the “Say-on-Frequency Proposal”). No other changes have been made to the Original Form 8-K.
Entity Central Index Key	0001811414
Document Type	8-K/A
Document Period End Date	Sep. 20, 2022
Entity Incorporation State Country Code	DE
Entity File Number	001-39345
Entity Tax Identification Number	85-0796578
Entity Address, Address Line One	1730 Technology Drive
Entity Address, City or Town	San Jose
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95110
City Area Code	408
Local Phone Number	452-2000
Written Communications	false
Soliciting Material	false
Pre commencement Tender Offer	false
Pre commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock, par value $0.0001 per share
Trading Symbol	QS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false